Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Recognized income tax	50.00%
Subsequent Event [Member]
Significant Accounting Policies (Details) [Line Items]
Shares issued		17,600,000
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Straight-line basis of depreciation useful life	3 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Straight-line basis of depreciation useful life	5 years
Indemnity Escrow Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued	1,933,740
Earnout Escrow Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued	3,876,481
2020 Share Incentive Plan [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued	1,486,504